OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 09, 2017	Mar. 28, 2017	Dec. 31, 2018	Dec. 31, 2017
Other Operating Expenses [Abstract]
Bank charges			$ 22	$ 23
Insurance payment to Porgera			13	0
Other Expense, Acacia			11	20
Bulyanhulu reduced operations program costs			29	53
Litigation1			68	24
Write-offs2			51	11
Other			28	23
Total other expense			222	154
Other Income:
(Gain) loss on sale of long-lived assets			(68)	(911)
Insurance proceeds related to Kalgoorlie			(24)	0
Interest income			(22)	(17)
Other			(18)	(25)
Total other income			(132)	(953)
Total			90	$ (799)
Veladero | Discontinued operations
Disclosure of Discontinued Operations [Line Items]
Gain (loss) on sale			718
Cerro Casale | Discontinued operations
Disclosure of Discontinued Operations [Line Items]
Gain (loss) on sale			$ 193
Veladero
Disclosure of Discontinued Operations [Line Items]
Proportion of ownership interest sold			50.00%
Cerro Casale
Disclosure of Discontinued Operations [Line Items]
Proportion of ownership interest sold	25.00%	25.00%	25.00%
Western Australia Stamp Duty [Member]
Other Operating Expenses [Abstract]
Write-offs2			$ 43
Acacia Mining PLC
Disclosure of Discontinued Operations [Line Items]
Gain (loss) on sale			$ 45